Document and Entity Information	Sep. 04, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	TRI-CONTINENTAL Corp
Amendment Flag	false
Entity Central Index Key	0000099614
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Incorporation State Country Code	MD
Entity File Number	811-00266
Entity Tax Identification Number	13-5441850
Entity Address, Address Line One	290 Congress Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	800
Local Phone Number	345-6611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	TY
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock
Trading Symbol	TYPR
Security Exchange Name	NYSE